Cover	Feb. 19, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2020
Entity File Number	1-01520
Entity Registrant Name	Aerojet Rocketdyne Holdings, Inc.
Entity Central Index Key	0000040888
Entity Tax Identification Number	34-0244000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	222 N. Pacific Coast Highway, Suite 500
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	310
Local Phone Number	252-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value
Trading Symbol	AJRD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false